Equity - Subordinated notes - General information (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 GBP (£)	Oct. 15, 2020 EUR (€)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 01, 2014 EUR (€) tranche	Oct. 01, 2014 GBP (£) tranche	Feb. 07, 2014 EUR (€) tranche	Feb. 07, 2014 GBP (£) tranche
Disclosure of detailed information about borrowings [line items]
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020	€ 21	€ (21)
Subordinated notes	€ 5,803	5,803						€ 5,803
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)	50.00%		50.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)	0.00%		0.00%
IFRS Subordinated Debt [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	€ 1,099		£ 988
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020	21
Subordinated debt, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 2,800
Number of tranches within notes issued | tranche											3	3
Subordinated debt, 4.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,000
Rate											4.25%	4.25%
First step-up interest rate adjustment (as a percent)											0.25%	0.25%
Second step-up interest rate adjustment (as a percent)											0.75%	0.75%
Subordinated notes								1,000
Subordinated debt, 5.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,000
Rate											5.25%	5.25%
First step-up interest rate adjustment (as a percent)											0.25%	0.25%
Second step-up interest rate adjustment (as a percent)											0.75%	0.75%
Subordinated notes	1,000	1,000						1,000
Subordinated debt, 5.875 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 782	£ 650
Rate											5.875%	5.875%
First step-up interest rate adjustment (as a percent)											0.25%	0.25%
Second step-up interest rate adjustment (as a percent)											0.75%	0.75%
ECB fix rate											0.8314%	0.8314%
Subordinated notes	514	782						782
Subordinated debt, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 3,000
Number of tranches within notes issued | tranche									3	3
Subordinated debt, 4 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 1,000
Rate									4.00%	4.00%
First step-up interest rate adjustment (as a percent)									0.25%	0.25%
Second step-up interest rate adjustment (as a percent)									0.75%	0.75%
Subordinated notes	118	500						1,000
Subordinated debt, 5 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 1,250
Rate									5.00%	5.00%
First step-up interest rate adjustment (as a percent)									0.25%	0.25%
Second step-up interest rate adjustment (as a percent)									0.75%	0.75%
Subordinated notes	1,250	1,250						1,250
Subordinated debt, 5.75 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 771	£ 600
Rate									5.75%	5.75%
First step-up interest rate adjustment (as a percent)									0.25%	0.25%
Second step-up interest rate adjustment (as a percent)									0.75%	0.75%
ECB fix rate									0.7782%	0.7782%
Subordinated notes	721	771						€ 771
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 1		€ 1,000
Rate							2.375%
First step-up interest rate adjustment (as a percent)							0.25%
Second step-up interest rate adjustment (as a percent)							0.75%
Redemption value					€ 500
Subordinated notes	1,000	1,000
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value				€ 700		€ 500
Rate						1.75%
First step-up interest rate adjustment (as a percent)						0.25%
Second step-up interest rate adjustment (as a percent)						0.75%
Subordinated notes	500	€ 500
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value				€ 700
Rate				1.75%
First step-up interest rate adjustment (as a percent)				0.25%
Second step-up interest rate adjustment (as a percent)				0.75%
Subordinated notes	€ 700